Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (8,968)	$ (3,847)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	104	50
Share-based compensation	885	184
Exchange rate changes in cash and cash equivalents and short time deposits	562	97
Changes in assets and liabilities:
Decrease in trade accounts receivable	272
Increase in inventory	(696)	(401)
Decrease (increase) in prepaid expenses and other receivables	1,287	(103)
Decrease in right of use assets	95	19
Increase in trade accounts payable	56	159
Decrease in lease liabilities	(172)	(59)
Increase in other current liabilities	279	368
Decrease in other long-term liabilities	(549)	(28)
Net cash used in operating activities	(6,845)	(3,561)
Cash flows from investing activities:
Realization (investment in) of deposits	(4,277)	4,621
Investment in long term deposits		(295)
Purchase of property and equipment	(493)	(247)
Net cash provided by (used in) investing activities	(4,770)	4,079
Cash flows from financing activities:
Issuance of ordinary shares, net of issuance cost		14,586
Exercise of pre-funded warrants	1
Exercise of options to ordinary shares		56
Net cash provided by financing activities	1	14,642
Increase (decrease) in cash and cash equivalents	(11,614)	15,160
Cash and cash equivalents beginning of the year	25,621	3,502
Effect of foreign exchange rate on cash and cash equivalents	(539)	(49)
Cash and cash equivalents end of the year	$ 13,468	$ 18,613